Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 310,407	$ 380,860	$ 310,407	$ 380,860	$ 326,441	$ 466,544
Intangible assets	12,358	14,598	12,358	14,598	14,360
Total liabilities	(521,081)		(521,081)		(440,441)
Operating expense	51,897	79,435	181,533	252,999
Net loss	(47,807)	(50,608)	(154,350)	(131,643)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	9,238		9,238		19,261
Prepaid and other current assets	364		364		2
Intangible assets	49,249		49,249		49,249
Total liabilities	(3,553)		(3,553)		(3,062)
Net assets	55,298		55,298		$ 65,450
Operating expense	2,750	4,950	8,278	14,317
Other expense (income)	126	(604)	(1,057)	(1,308)
Other comprehensive loss (income)	(157)	0	1,274	0
Net loss	$ 2,719	$ 4,346	$ 8,495	$ 13,009